transamerica variable insurance fund, inc.

growth portfolio

annual report

YEAR endED
december 31, 2001



TRANSAMERICA INVESTMENT MANAGEMENT, LLC

Directors
Gary U. Rolle
Chairman

Dr. James H. Garrity

Peter J. Sodini

Jon C. Strauss

Officers
Gary U. Rolle
President

E. Lake Setzler
Treasurer and Assistant Secretary

Regina M. Fink
Secretary

Thomas M. Adams
Assistant Secretary

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Independent Auditors
Ernst & Young LLP
725 South Figueroa Street
Los Angeles, California 90017

Investment Adviser
Transamerica Investment Management, LLC
1150 South Olive Street
Los Angeles, CA 90015

This report must be accompanied or preceded by a current fund prospectus.

manager comments
december 31, 2001

TRANSAMERICA VIF Growth Portfolio
Portfolio Manager:  Jeffrey S. Van Harte

Fund Performance
As both investors and Americans, we were not sorry to see 2001 come to an end. The Transamerica VIF Growth Portfolio finished the year down -17.63% compared to the S&P's decline of -11.88%. A weak economy compounded by a severe decline in technology spending and the tragic events of September 11 produced very poor returns in the stock market. Growth funds were hit especially hard.

Portfolio Manager Comments
After two straight years of negative stock market returns, one should ask, "What has changed?" It doesn't seem that long ago that the economy was bustling, dot.com companies were going to take over the world, and stock market returns were easy to come by. Much has changed. Dot.com companies, by and large, turned out to be nothing more than an investment banking hoax. Valuations are certainly more reasonable, but are still on the high side of historic ranges as earnings have come down sharply. Finally, significant excess capacity exists in many sectors of the economy as demand has slackened causing deflationary ripples. Sectors like telecommunications, technology, autos, airlines, and energy have been most affected.

What to do? Difficult economic conditions are scary, but they also produce opportunities for companies that know how to take advantage of the environment. We are stressing the following factors as we look forward to a better environment in 2002. First, we want to own companies that possess strong balance sheets and generate excess cash flow or capital. These essential ingredients allow our companies to not only withstand the downturn, but also to make well-timed investments in their business. Second, we want to own companies that are improving their competitive position in the downturn. When the economy recovers, these companies will emerge stronger relative to their competitors and have greater earnings power. Finally, we favor companies whose businesses are growing organically as opposed to acquired growth. Companies that are dependent on the markets to finance acquisitive growth find themselves in a difficult position when the markets are no longer accommodative.

The events of September 11 afforded us the opportunity to make some well-timed investments in high quality companies that declined in price. We initiated new positions in Expeditors International, a fast growing company in transportation logistics, Paychex Corp., a leading payroll processor for small to mid-sized businesses, and finally, Walgreens, the leading retailer in the drugstore industry.

Portfolio Asset Mix
         Equities                               95.4%
         Cash and Cash Equivalents               4.6%

[GRAPHIC OMITTED]

Going Forward
The companies we own possess the above criteria in spades, and we strongly believe that the majority of our businesses will emerge as tougher competitors with enhanced earning power in the economic recovery. All of the businesses outlined above are recognized as leaders in their respective industries.

Thank you for your continued investment in the Transamerica VIF Growth
Portfolio.

comparison of change in value of a $10,000 investment in transamerica vif growth portfolio with the S&P 500 index*

_______ ____ Growth Portfolio ($79,983 at 12/31/01) - - - - - S&P 500 Index
($42,674 at 12/31/01)


[GRAPHIC OMITTED]


Average Annual Total Return
As of December 31, 2001                      One Year        Three Year        Five Year          Ten Year
----------------------------------------------------------------------------------------------------------

Growth Portfolio                              -17.63%             0.83%           16.56%            20.29%
S&P 500 Index                                 -11.88%            -1.03%           10.70%            12.94%

* Hypothetical illustration of $10,000 invested on December 31, 1989, assuming reinvestment of dividends and capital gains at net asset value through December 31, 2001.

  The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

  The Portfolio is only available through the purchase of variable insurance products. The performance data does not reflect the additional charges associated with such products. Application of these charges would reduce the performance of the Portfolio. Variable products pose investment risks, including loss of capital. Past performance is not predictive of future performance.

  The performance of the Growth Portfolio prior to November 1, 1996, is the performance of its predecessor Transamerica Occidental's Separate Account Fund C recalculated to reflect the current fees and expenses of the Growth Portfolio. If the Investment Adviser had not waived fees, the returns of the Portfolio would have been lower.

  This information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

                                                                                          Shares or                  Market
                                                                                   Principal Amount                   Value

COMMON STOCKS-- 95.4%
Banks-- 3.8%
Northern Trust Corporation                                                                155,000              $  9,334,100
---------------------------------------------------------------------------------------------------------------------------

Commercial Services & Supplies-- 21.9%
Concord EFS, Inc.a                                                                        300,000                 9,834,000
First Data Corporation                                                                    250,000                19,612,500
Moody's Corporation                                                                       225,000                 8,968,500
Paychex, Inc.                                                                             205,000                 7,144,250
Robert Half International, Inc.a                                                          300,000                 8,010,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 53,569,250
---------------------------------------------------------------------------------------------------------------------------
Communications Equipment-- 3.9%
QUALCOMM, Inc.a                                                                           190,000                 9,595,000
---------------------------------------------------------------------------------------------------------------------------

Diversified Financials-- 10.0%
Charles Schwab Corporation                                                                500,000                 7,735,000
MBNA Corporation                                                                          250,000                 8,800,000
State Street Corporation                                                                  150,000                 7,837,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 24,372,500
---------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunications Services-- 3.8%
Cox Communications, Inc., Class A a                                                       220,000                 9,220,200
---------------------------------------------------------------------------------------------------------------------------

Food & Drug Retailing-- 8.1%
Rite Aid Corporation a                                                                  1,300,000                 6,578,000
Safeway, Inc. a                                                                           210,000                 8,767,500
Walgreen Company                                                                          135,000                 4,544,100
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 19,889,600
---------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure-- 1.7%
Marriott International, Inc., Class A                                                     100,000                 4,065,000
---------------------------------------------------------------------------------------------------------------------------

Internet Software & Services-- 2.6%
VeriSign, Inc. a                                                                          170,000                 6,466,800
---------------------------------------------------------------------------------------------------------------------------

Media-- 14.4%
Clear Channel Communications, Inc. a                                                      165,000                 8,400,150
Comcast Corporation a                                                                     275,000                 9,900,000
Lamar Advertising Company, Class A a                                                      200,000                 8,468,000
Liberty Media Corporation, Series A a                                                     600,000                 8,400,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 35,168,150

Multiline Retail-- 2.3%
Wal-Mart Stores, Inc.                                                                     100,000                 5,755,000
---------------------------------------------------------------------------------------------------------------------------

Pharmaceuticals-- 2.4%
Pharmacia Corporation                                                                     135,000                 5,757,750
---------------------------------------------------------------------------------------------------------------------------





Semiconductor Equipment & Products-- 5.7%
Applied Materials, Inc. a                                                                 115,000                 4,611,500
Intel Corporation                                                                         300,000                 9,435,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 14,046,500
---------------------------------------------------------------------------------------------------------------------------
Software-- 3.8%
Microsoft Corporation a                                                                   140,000                 9,275,000
---------------------------------------------------------------------------------------------------------------------------

Specialty Retail-- 3.4%
RadioShack Corporation                                                                    275,000                 8,277,500
---------------------------------------------------------------------------------------------------------------------------

Transportation & Logistics-- 7.6%
Expeditors International of Washington, Inc.                                              160,000                 9,112,000
United Parcel Service, Inc.                                                               175,000                 9,537,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 18,649,500
Total Common Stocks
(cost  $213,440,250)                                                                                            233,441,850
---------------------------------------------------------------------------------------------------------------------------

TIME DEPOSIT-- 4.6%
State Street Bank & Trust Company
(cost $11,194,000)  1.250%  01/02/02                                                  $11,194,000                11,194,000
---------------------------------------------------------------------------------------------------------------------------

Total Investments-- 100.0%
(cost  $224,634,250)*                                                                                           244,635,850

Other Assets Less Liabilities-- 0.0%                                                                                 99,616
---------------------------------------------------------------------------------------------------------------------------

Net Assets-- 100.0%                                                                                            $244,735,466
---------------------------------------------------------------------------------------------------------------------------

a Non-income producing security

* Aggregate cost for Federal tax purpose is $224,864,730. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $31,051,525 and $11,280,405, respectively. Net unrealized appreciation for tax purposes is $19,771,120.

See notes to financial statements



statement of assets and liabilities
december 31, 2001
                                                                                                                     Growth
                                                                                                                  Portfolio
Assets
Investments, at cost                                                                                        $   224,634,250
                                                                                                            ---------------

Investments, at value                                                                                       $   244,635,850
Cash                                                                                                        496
Receivables:
     Fund shares sold                                                                                               291,772
     Dividends and interest                                                                                         117,489
     Reimbursement from Adviser                                                                                      72,225
Other assets                                                                                                          2,467
                                                                                                            ---------------
                                                                                                                245,120,299

Liabilities
Payables:
     Fund shares redeemed                                                                                           136,352
     Advisory fees                                                                                                  151,558
     Custody fees                                                                                                    12,521
     Audit fees                                                                                                      37,620
Other accrued expenses                                                                                               46,782
                                                                                                                    384,833
Total Net Assets                                                                                            $   244,735,466
                                                                                                            ---------------

Net Assets Consist of
Paid in capital                                                                                             $   245,639,100
Undistributed net investment income (loss)                                                                               --
Accumulated net realized loss on investments                                                                   (20,905,234)
Net unrealized appreciation of investments                                                                       20,001,600
                                                                                                            ---------------
Total Net Assets                                                                                            $   244,735,466
                                                                                                            ---------------

Shares Outstanding                                                                                               13,853,645
                                                                                                            ---------------
Net Asset Value Per Share                                                                                   $         17.67
                                                                                                            ---------------

See notes to financial statements





statement of operations
for the YEAR ended december 31, 2001

                                                                                                                     Growth
                                                                                                                  Portfolio
Investment Income
Interest income                                                                                             $       437,222
Dividend income                                                                                                     646,515
                                                                                                            ---------------
Total Income                                                                                                      1,083,737
                                                                                                            ---------------

Expenses
Investment Adviser fee                                                                                            1,761,862
Administration fees                                                                                                 119,265
Printing                                                                                                             80,169
Custody fees                                                                                                         73,529
Transfer Agent fees                                                                                                  46,519
Audit fees                                                                                                           39,917
Insurance and miscellaneous espenses                                                                                 12,703
Directors' fees                                                                                                       2,268
Legal fees                                                                                                               56
                                                                                                            ---------------
Total expenses before waiver and reimbursement                                                                    2,136,288
Reimbursed expenses and waived fees                                                                                (139,503)
                                                                                                            ----------------
Net Expenses                                                                                                      1,996,785
                                                                                                            ---------------

Net Investment Loss                                                                                                (913,048)
                                                                                                            ----------------

Net Realized and Unrealized Loss on Investments
Net realized loss on investments                                                                                (20,906,034)
Net change in unrealized depreciation of investments                                                            (25,300,755)
                                                                                                            ----------------
Net Realized and Unrealized Loss on Investments                                                                 (46,206,789)
                                                                                                            ----------------

Net Decrease In Net Assets Resulting From Operations                                                        $   (47,119,837)
                                                                                                            ----------------

See notes to financial statements




statements of changes in net assets

                                                                                         Year ended              Year ended
                                                                                  December 31, 2001       December 31, 2000
                                                                                  -----------------------------------------
Increase (Decrease) In Net Assets
Operations
     Net investment loss                                                        $         (913,048)       $     (1,639,444)
     Net realized gain (loss) on investments                                           (20,906,034)              33,260,983
     Net change in unrealized depreciation of investments                              (25,300,755)            (61,163,298)
                                                                                -------------------------------------------
     Net decrease in net assets resulting from operations                              (47,119,837)            (29,541,759)

Dividends and Distributions to Shareholders
     Net realized gains                                                                 (3,696,887)            (26,000,047)

Fund Share Transactions (Note 3)                                                         40,632,022              71,806,748
                                                                                -------------------------------------------

Net Increase (Decrease) In Net Assets                                                  (10,184,702)              16,264,942

Net Assets
Beginning of year                                                                       254,920,168             238,655,226
                                                                                -------------------------------------------
End of year                                                                     $       244,735,466       $     254,920,168
                                                                                -------------------------------------------

See notes to financial statements



financial highlights

Selected data for a share outstanding throughout each period are as follows:

                                                                                  Years ended December 31,
                                                                   2001         2000         1999         1998         1997
                                                     ----------------------------------------------------------------------
Net Asset Value
Beginning of period                                              $21.78       $26.61       $19.36       $14.75       $10.93
                                                     ----------------------------------------------------------------------

Operations
Net investment loss                                              (0.07)       (0.14)       (0.09)       (0.01)       (0.05)
Net realized and unrealized gain (loss)                          (3.77)       (2.23)         7.40         6.38         5.13
                                                     ----------------------------------------------------------------------
Total from investment operations                                 (3.84)       (2.37)         7.31         6.37         5.08

Dividends/Distributions to Shareholders
Net realized gains                                               (0.27)       (2.46)       (0.06)       (1.76)       (1.26)
                                                     ----------------------------------------------------------------------

Net Asset Value
End of period                                                    $17.67       $21.78       $26.61       $19.36       $14.75
                                                     ----------------------------------------------------------------------

Total Return                                                   (17.63%)      (9.69%)       37.79%       43.28%       46.50%
                                                     ----------------------------------------------------------------------

Ratios and Supplemental Data
Expenses to average net assets1                                   0.85%        0.85%        0.85%        0.85%        0.85%
Net investment loss to average net assets2                      (0.39%)      (0.60%)      (0.49%)      (0.32%)      (0.39%)
Portfolio turnover rate                                         51.23%       37.76%        28.79%       34.41%       20.54%
Net Assets, end of period (in thousands)                       $244,735     $254,920     $238,655     $107,892      $46,378
                                                     ----------------------------------------------------------------------

1 If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 0.91%, 0.86%, 0.90%, 0.96% and 0.98% for the years ended December 31, 2001, 2000, 1999, 1998 and 1997, respectively.
2 If the Investment Adviser had not waived expenses, the ratio of net investment loss to average net assets would have been (0.45%), (0.61%), (0.55%), (0.44%) and (0.52%) for the years ended December 31, 2001, 2000, 1999, 1998 and 1997, respectively.

See notes to financial statements

Notes to financial statements
december 31, 2001

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Transamerica Variable Insurance Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was established as a Maryland Corporation on June 23, 1995. One of the Fund's Portfolios is the Growth Portfolio (the "Portfolio"). The Portfolio's investment objective is long-term capital growth.

The Portfolio, which began operations on November 1, 1996, is the successor to Transamerica Occidental's Separate Account Fund C.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

(A) Valuation of Securities

Equity securities traded on a national exchange, NASDAQ and over-the-counter securities are valued at the last sale price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures established by the Fund's Board of Directors. Debt securities with a maturity of 60 days or less, are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements

The Portfolio may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when the Portfolio purchases an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. If the seller is unable to make a timely repurchase, the Portfolio's expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral.

(C) Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded daily on an accrual basis. Realized gains and losses on investments are determined using the identified cost method for both financial statement and Federal income tax purposes. The aggregate cost of securities purchased (excluding short-term investments) and proceeds from sales for the Growth Portfolio were $151,704,942 and $114,677,215, respectively, for the year ended December 31, 2001.

(D) Dividends and Distributions
The Portfolio declares and distributes dividends from net investment income and net realized capital gains, if any, at least annually. All distributions are paid in shares at net asset value.

The character of distributions paid to shareholders during 2001 and 2000 were as follows:

                                                                              2001
                                                               Ordinary        Long-Term
                                                                 Income     Capital Gain             Total
----------------------------------------------------------------------------------------------------------
Growth Portfolio                                             $1,758,978       $1,937,909        $3,696,887
----------------------------------------------------------------------------------------------------------
                                                                              2000
                                                               Ordinary        Long-Term
                                                                 Income     Capital Gain             Total
----------------------------------------------------------------------------------------------------------
Growth Portfolio                                             $5,263,470      $20,736,577       $26,000,047
----------------------------------------------------------------------------------------------------------

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held be the Portfolio and timing differences. Permanent items have been reclassified among components of net assets. For the year ended December 31, 2001, the Portfolio reclassified net investment loss of $913,048 and undistributed net realized loss of $801 as a reduction of paid in capital.

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                          Growth
                                                       Portfolio
Undistributed Ordinary Income                  $              --
Undistributed Long-Term Capital Gains                         --
Accumulated Earnings                                          --
Accumulated Capital and Other Losses*                (20,674,754)
Unrealized Appreciation/Depreciation**                19,771,120
                                               -----------------

Total Accumulated Earnings/(Deficit)           $        (903,634)
                                               ------------------

* ____ As of December 31, 2001, the Portfolio had a net capital loss carry-forward of $19,768,861, expiring in 2009. To the extent future capital gains are offset by capital loss carry-forwards, such gains will not be distributed. The Portfolio had elected to defer current year post October losses of $905,893 as though the losses were incurred on the first day of the next calendar year.
** ___ Differences between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

(E) Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(F) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Investment Advisory Agreement with Transamerica Investment Management, LLC (the "Adviser" or "TIM"). For its services to the Portfolio, the Adviser receives an annual advisory fee of 0.75% of the average daily net assets.

The Adviser has contracted with Transamerica Investment Services, Inc. ("TIS"), a wholly-owned subsidiary of Transamerica Corporation to provide investment research and other information and services to the Portfolio. TIS receives its fee directly from the Adviser, and receives no compensation from the Portfolio.

The Adviser, at its discretion, has agreed to waive its fee and assume any other operating expenses (other than certain extraordinary or non-recurring expenses) of the Portfolio which exceeds 0.85% of the average daily net assets.

No officer, director, or employee of the Adviser or any of their respective affiliates receives any compensation from the Fund for acting as director or officer of the Fund. Each director of the Fund who is not an "interested person" (as that term is defined in the 1940 Act) receives from the Fund a $500 annual fee, and $250 for each meeting of the Fund's Board attended, and is reimbursed for expenses incurred in connection with such attendance. For the year ended December 31, 2001, the Portfolio expensed fees of $2,268 to all directors who are not affiliated persons of the Adviser.

As of December 31, 2001, substantially all of the outstanding shares of the Portfolios were held by Transamerica Corporation (or AEGON, whatever the case may be) and its affiliates.

3. CAPITAL STOCK TRANSACTIONS

At December 31, 2001, there were one billion shares of $0.001 par value stock authorized. The tables below summarize the transactions in Fund shares for the periods indicated.



Growth Portfolio                                                Year ended                           Year ended
Authorized Shares -                                          December 31, 2001                    December 31, 2000
100,000,000                                             Shares              Amount             Shares                Amount
---------------------------------------------------------------------------------------------------------------------------
Capital stock sold                                   3,910,811        $ 72,848,644          2,556,356          $ 70,255,873
Capital stock issued
     upon reinvestment
     of dividends
     and distributions                                 208,510           3,696,889          1,093,353            25,999,942
Capital stock redeemed                             (1,968,186)        (35,913,511)          (917,103)          (24,449,067)
---------------------------------------------------------------------------------------------------------------------------
Net increase                                         2,151,135        $ 40,632,022          2,732,606          $ 71,806,748
---------------------------------------------------------------------------------------------------------------------------

4. SUBSEQUENT EVENT
Effective December 31, 2001, AEGON/Transamerica Fund Advisers, Inc. ("ATFA") replaced TIM as the Investment Adviser and all references to "Adviser" shall be references to ATFA; TIM replaced TIS as Sub-Adviser and all references to "Sub-Adviser" shall be references to TIM. ATFA is a wholly owned indirect subsidiary of AEGON, N.V.

DIRECTORS AND OFFICERS
DECEMBER 31, 2001

The Directors and officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years.

                                                                                        Number of
                                                                                        Portfolios in Fund
Other
                           Positions and Offices     Principal Occupation               Complex Overseen
Directorships
Name, Age and Address**    with the Fund             During the Past Five Years         by Director
--------------------------------------------------------------------------------------------------------------
Held by Director
----------------
Dr. James H. Garrity (62)  Board of Directors        President of the John Tracy Clinic       3
Transamerica
                                                     and the Tracy Family Hearing Center.
Income Shares;

Transamerica

Occidental

Separate Account B.

Jon C. Strauss (61)        Board of Directors        President of Harvey Mudd College;        3
Transamerica
                                                     Previously Vice President and
Income Shares;
                                                     Chief Financial Officer of Howard
Transamerica
                                                     Hughes Medical Institute and
Occidental
                                                     President of Worcester Polytechnic
Separate Account B.
                                                     Institute.

Gary U. Rolle (59)*        President, Chairman,      President of the Adviser and             3
Transamerica
                           Board of Directors        Sub-Adviser; Director,
Income Shares;
                                                     Transamerica Investors, Inc.
Transamerica

Occidental

Separate Account B.

Peter J. Sodini (60)       Board of Directors        Associate, Freeman Spogli & Co.          3
Transamerica
                                                     (a private investor);
Income Shares;
                                                     President, Chief Executive Officer
Transamerica
                                                     and Director, The Pantry, Inc.
Occidental
                                                     (a supermarket).
Separate Account B.

E. Lake Setzler (34)       Treasurer                 Controller of the Adviser and
                           Assistant Secretary       Sub-Adviser; Chief Accounting Officer,
                                                     Alta Residential Mortgage
                                                     Trust 1998 to 2000;
                                                     Controller, Southern
                                                     Pacific Bank 1996 to 1998.

Regina M. Fink (45)        Secretary                 Counsel for Transamerica Occidental
                                                     Life Insurance Company and prior
                                                     to 1994 Counsel and Vice President
                                                     for Colonial Management Associates, Inc.

Thomas M. Adams (65)       Assistant Secretary       Partner in the law firm of
                                                     Lanning, Adams & Peterson.

* _____ These members of the Board are interested persons as defined by Section 2(a)(19) of the 1940 Act. ** Except as otherwise noted, the mailing address of each Board member and officer is 1150 South Olive, Los
      Angeles, California 90015.

The principal occupations listed above apply for the last five years. In some instances, the occupation listed above is the current position; prior positions with the same company or affiliate are not indicated.

report of independent auditors

To the Shareholders and Board of Directors Transamerica Variable Insurance Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Growth Portfolio (one of the portfolios constituting the Transamerica Variable Insurance Fund, Inc. (the "Fund")) as of December 31, 2001, and the related statement of operations, changes in net assets, and financial highlights for each of the fiscal periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth Portflio as of December 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for each of the fiscal periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/S/ ERNST & YOUNG, LLP

Los Angeles, California
February 1, 2002

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

VIM 607-0202
transamerica variable insurance fund, inc.

growth portfolio
money market portfolio

YEAR endED
december 31, 2001

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

Directors
Gary U. Rolle
Chairman

Dr. James H. Garrity

Peter J. Sodini

Jon C. Strauss

Officers
Gary U. Rolle
President

E. Lake Setzler
Treasurer and Assistant Secretary

Regina M. Fink
Secretary

Thomas M. Adams
Assistant Secretary

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Independent Auditors
Ernst & Young LLP
725 South Figueroa Street
Los Angeles, California 90017

Investment Adviser
Transamerica Investment Management, LLC
1150 South Olive Street
Los Angeles, CA 90015

This report must be accompanied or preceded by a current fund prospectus. manager comments - growth portfolio
DECEMBER 31, 2001

TRANSAMERICA VIF Growth Portfolio
Portfolio Manager:  Jeffrey S. Van Harte

Fund Performance
As both investors and Americans, we were not sorry to see 2001 come to an end. The Transamerica VIF Growth Portfolio finished the year down -17.63% compared to the S&P's decline of -11.88%. A weak economy compounded by a severe decline in technology spending and the tragic events of September 11 produced very poor returns in the stock market. Growth funds were hit especially hard.

Portfolio Manager Comments
After two straight years of negative stock market returns, one should ask, "What has changed?" It doesn't seem that long ago that the economy was bustling, dot.com companies were going to take over the world, and stock market returns were easy to come by. Much has changed. Dot.com companies, by and large, turned out to be nothing more than an investment banking hoax. Valuations are certainly more reasonable, but are still on the high side of historic ranges as earnings have come down sharply. Finally, significant excess capacity exists in many sectors of the economy as demand has slackened causing deflationary ripples. Sectors like telecommunications, technology, autos, airlines, and energy have been most affected.

What to do? Difficult economic conditions are scary, but they also produce opportunities for companies that know how to take advantage of the environment. We are stressing the following factors as we look forward to a better environment in 2002. First, we want to own companies that possess strong balance sheets and generate excess cash flow or capital. These essential ingredients allow our companies to not only withstand the downturn, but also to make well-timed investments in their business. Second, we want to own companies that are improving their competitive position in the downturn. When the economy recovers, these companies will emerge stronger relative to their competitors and have greater earnings power. Finally, we favor companies whose businesses are growing organically as opposed to acquired growth. Companies that are dependent on the markets to finance acquisitive growth find themselves in a difficult position when the markets are no longer accommodative.

The events of September 11 afforded us the opportunity to make some well-timed investments in high quality companies that declined in price. We initiated new positions in Expeditors International, a fast growing company in transportation logistics, Paychex Corp., a leading payroll processor for small to mid-sized businesses, and finally, Walgreens, the leading retailer in the drugstore industry.

Portfolio Asset Mix
         Equities                               95.4%
         Cash and Cash Equivalents               4.6%

[GRAPHIC OMITTED]


Going Forward
The companies we own possess the above criteria in spades, and we strongly believe that the majority of our businesses will emerge as tougher competitors with enhanced earning power in the economic recovery. All of the businesses outlined above are recognized as leaders in their respective industries.

Thank you for your continued investment in the Transamerica VIF Growth
Portfolio.

comparison of change in value of a $10,000 investment in transamerica vif growth portfolio with the S&P 500 index*

_______ ____ Growth Portfolio ($79,983 at 12/31/01) - - - - - S&P 500 Index
($42,674 at 12/31/01)

[GRAPHIC OMITTED]


Average Annual Total Return
As of December 31, 2001                                        One Year       Three Year         Five Year         Ten Year
-----------------------------------------------------------------------------------
Growth Portfolio                                                -17.63%            0.83%            16.56%           20.29%
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                   -11.88%           -1.03%            10.70%           12.94%
---------------------------------------------------------------------------------------------------------------------------

* Hypothetical illustration of $10,000 invested on December 31, 1989, assuming reinvestment of dividends and capital gains at net asset value through December 31, 2001.

  The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

  The Portfolio is only available through the purchase of variable insurance products. The performance data does not reflect the additional charges associated with such products. Application of these charges would reduce the performance of the Portfolio. Variable products pose investment risks, including loss of capital. Past performance is not predictive of future performance.

  The performance of the Growth Portfolio prior to November 1, 1996, is the performance of its predecessor Transamerica Occidental's Separate Account Fund C recalculated to reflect the current fees and expenses of the Growth Portfolio. If the Investment Adviser had not waived fees, the returns of the Portfolio would have been lower.

  This information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH PORTFOLIO - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

                                                                                          Shares or                  Market
                                                                                   Principal Amount                   Value

COMMON STOCKS-- 95.4%
Banks-- 3.8%
Northern Trust Corporation                                                                155,000              $  9,334,100
---------------------------------------------------------------------------------------------------------------------------

Commercial Services & Supplies-- 21.9%
Concord EFS, Inc.a                                                                        300,000                 9,834,000
First Data Corporation                                                                    250,000                19,612,500
Moody's Corporation                                                                       225,000                 8,968,500
Paychex, Inc.                                                                             205,000                 7,144,250
Robert Half International, Inc.a                                                          300,000                 8,010,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 53,569,250
---------------------------------------------------------------------------------------------------------------------------
Communications Equipment-- 3.9%
QUALCOMM, Inc.a                                                                           190,000                 9,595,000
---------------------------------------------------------------------------------------------------------------------------

Diversified Financials-- 10.0%
Charles Schwab Corporation                                                                500,000                 7,735,000
MBNA Corporation                                                                          250,000                 8,800,000
State Street Corporation                                                                  150,000                 7,837,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 24,372,500
---------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunications Services-- 3.8%
Cox Communications, Inc., Class A a                                                       220,000                 9,220,200
---------------------------------------------------------------------------------------------------------------------------

Food & Drug Retailing-- 8.1%
Rite Aid Corporation a                                                                  1,300,000                 6,578,000
Safeway, Inc. a                                                                           210,000                 8,767,500
Walgreen Company                                                                          135,000                 4,544,100
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 19,889,600
---------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure-- 1.7%
Marriott International, Inc., Class A                                                     100,000                 4,065,000
---------------------------------------------------------------------------------------------------------------------------

Internet Software & Services-- 2.6%
VeriSign, Inc. a                                                                          170,000                 6,466,800
---------------------------------------------------------------------------------------------------------------------------

Media-- 14.4%
Clear Channel Communications, Inc. a                                                      165,000                 8,400,150
Comcast Corporation a                                                                     275,000                 9,900,000
Lamar Advertising Company, Class A a                                                      200,000                 8,468,000
Liberty Media Corporation, Series A a                                                     600,000                 8,400,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 35,168,150
---------------------------------------------------------------------------------------------------------------------------
Multiline Retail-- 2.3%
Wal-Mart Stores, Inc.                                                                     100,000                 5,755,000
---------------------------------------------------------------------------------------------------------------------------

Pharmaceuticals-- 2.4%
Pharmacia Corporation                                                                     135,000                 5,757,750
---------------------------------------------------------------------------------------------------------------------------

Semiconductor Equipment & Products-- 5.7%
Applied Materials, Inc. a                                                                 115,000                 4,611,500
Intel Corporation                                                                         300,000                 9,435,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 14,046,500
---------------------------------------------------------------------------------------------------------------------------
Software-- 3.8%
Microsoft Corporation a                                                                   140,000                 9,275,000
---------------------------------------------------------------------------------------------------------------------------

Specialty Retail-- 3.4%
RadioShack Corporation                                                                    275,000                 8,277,500
---------------------------------------------------------------------------------------------------------------------------

Transportation & Logistics-- 7.6%
Expeditors International of Washington, Inc.                                              160,000                 9,112,000
United Parcel Service, Inc.                                                               175,000                 9,537,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 18,649,500
Total Common Stocks
(cost  $213,440,250)                                                                                            233,441,850
---------------------------------------------------------------------------------------------------------------------------

TIME DEPOSIT-- 4.6%
State Street Bank & Trust Company
(cost $11,194,000)  1.250%  01/02/02                                                  $11,194,000                11,194,000
---------------------------------------------------------------------------------------------------------------------------

Total Investments-- 100.0%
(cost  $224,634,250)*                                                                                           244,635,850

Other Assets Less Liabilities-- 0.0%                                                                                 99,616
---------------------------------------------------------------------------------------------------------------------------
Net Assets-- 100.0%                                                                                            $244,735,466
---------------------------------------------------------------------------------------------------------------------------

a Non-income producing security

* Aggregate cost for Federal tax purpose is $224,864,730. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $31,051,525 and $11,280,405, respectively. Net unrealized appreciation for tax purposes is $19,771,120.

See notes to financial statements
manager comments - money market portfolio
DECEMBER 31, 2001

TRANSAMERICA VIF Money Market Portfolio
Portfolio Manager:  Edward S. Han

Fund Performance
The Transamerica VIF Money Market return for the year-ended December 31, 2001 was 3.54% compared to 3.58% for the iMoneyNet Money Fund Report.

As of December 31, 2001, the seven-day current and effective yields were 1.34% and 1.35%, respectively. The Portfolio's average annual total return since inception (January 1998) through December 31, 2001 was 4.75% versus 4.72% for the iMoneyNet benchmark.

Portfolio Manager Comments
The Portfolio's objective is to provide a high level of current income consistent with liquidity and the preservation of capital. In 2001, the Portfolio continued to perform well relative to its peer group despite a challenging environment caused by weakness in the U.S. economy and the tragic events of September 11.

The Federal Reserve remained watchful of recessionary pressures and lowered the federal funds rate 11 times in 2001. To this end, we actively managed the Portfolio in anticipation of these actions, and were able to generate consistent outperformance for our investors.

Portfolio Asset Mix
         Commercial Paper - Domestic                 85.8%
         Commercial Paper - Foreign                   4.6%
         U.S. Government Securities                   8.3%
         Cash and Cash Equivalents                    1.3%

[GRAPHIC OMITTED]



Going Forward
We expect the Federal Reserve to maintain its easing bias, while waiting to see the full impact of interest rate reductions enacted in 2001. In recognition of this economic uncertainty, we will continue to invest in high quality companies and manage the Portfolio to provide a high level of income, while preserving safety and liquidity.

Thank you for your continued investment in the Transamerica VIF Money Market Portfolio.

comparison of change in value of a $10,000 investment in transamerica vif money market portfolio with the imoneynet fund report*

[GRAPHIC OMITTED]


Average Annual Total Return
As of December 31, 2001                      One Year           Three Year        Since Inception
-------------------------------------------------------------------------------------------------

Money Market Portfolio                          3.54%                4.69%                  4.75%
-------------------------------------------------------------------------------------------------
iMoneyNet Fund Report                           3.58%                4.64%                  4.72%
-------------------------------------------------------------------------------------------------

_______ ____ Money Market Portfolio ($12,027 at 12/31/01) - - - - - The
iMoneyNet Fund Report(TM) ($12,040 at 12/31/01)

* Hypothetical illustration of $10,000 invested at inception (January 2, 1998), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2001. The seven-day current yield as of December 31, 2001 was 1.34%.

  iMoneyNet (formerly IBC's Money Fund ReportTM) - All Taxable, First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

  An investment in the Portfolio is neither insured nor guaranteed by the FDIC or any other U.S. government agency. Although the Portfolio seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

  The Portfolio is only available through the purchase of variable insurance products. The performance data does not reflect the additional charges associated with such products. Application of these charges would reduce the performance of the Portfolio. Variable products pose investment risks, including loss of capital. Past performance is not predictive of future performance.

  If the Investment Adviser had not waived fees and reimbursed expenses, the returns of the Portfolio would have been lower.

  This information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

money market portfolio - schedule of investments
DECEMBER 31, 2001
                                                                                          Principal               Amortized
                                                                                             Amount                    Cost

COMMERCIAL PAPER - DOMESTIC -- 85.8% Beverages -- 6.6% Anheuser-Busch Companies,
Inc.
                  1.760%                    02/13/02                           $    510,000                  $    508,928
Coca Cola Company
                  1.870%                    01/18/02                                500,000                       499,559
                  1.840%                    02/15/02                                350,000                       349,195
                  1.720%                    02/28/02                                600,000                       598,337
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,956,019
-------------------------------------------------------------------------------------------------------------------------
Commercial Financial Services-- 4.5%
General Electric Capital Corporation
                  1.820%                    02/07/02                                200,000                       199,626
                  1.870%                    03/01/02                                550,000                       548,315
                  1.750%                    03/18/02                                600,000                       597,783
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,345,724
-------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals-- 2.0%
Hewlett-Packard Company
                  2.480%                    01/07/02                                600,000                       599,752
-------------------------------------------------------------------------------------------------------------------------
Consumer Financial Services-- 6.6%
Toyota Motor Credit Company
                  1.900%                    01/09/02                                250,000                       249,894
                  2.000%                    01/09/02                                500,000                       499,778
                  1.780%                    01/25/02                                460,000                       459,454
USAA Capital Corporation
                  1.750%                    02/22/02                                750,000                       748,104
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,957,230
-------------------------------------------------------------------------------------------------------------------------
Consumer Products -- 4.3%
The Procter & Gamble Company
                  1.920%                    01/17/02                                600,000                       599,488
                  1.970%                    01/29/02                                675,000                       673,966
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,273,454
-------------------------------------------------------------------------------------------------------------------------
Diversified Financials-- 4.0%
Goldman Sachs Group LP
                  1.700%                    03/14/02                                600,000                       597,960
                  1.700%                    03/15/02                                600,000                       597,932
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,195,892
-------------------------------------------------------------------------------------------------------------------------
Drugs & Health Care -- 4.7%
Abbott Laboratories
                  1.950%                    01/02/02                                800,000                       799,956
                  1.780%                    01/03/02                                600,000                       599,941
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,399,897
-------------------------------------------------------------------------------------------------------------------------
Electric Utilities -- 4.8%
Duke Energy Corporation
                  1.970%                    01/23/02                                625,000                       624,247
                  2.010%                    01/24/02                                500,000                       499,358
                  2.010%                    01/25/02                                300,000                       299,598
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,423,203
-------------------------------------------------------------------------------------------------------------------------
Electrical Equipment-- 1.6%
Emerson Electric Company
                  1.750%                    01/22/02                                475,000                       474,515
-------------------------------------------------------------------------------------------------------------------------
Financial Services-- 20.9%
Asset Securitization Cooperative Corporation
                  2.050%                    01/16/02                                850,000                       849,274
                  2.050%                    02/07/02                                560,000                       558,820
Caterpillar Financial Services Corporation
                  2.220%                    01/08/02                                700,000                       699,698
                  2.340%                    01/14/02                                800,000                       799,324
Ciesco LP
                  1.900%                    01/25/02                                380,000                       379,518
                  1.850%                    02/05/02                                500,000                       499,101
Corporate Asset Funding Corporation
                  1.950%                    01/22/02                                360,000                       359,590
Export Development Corporation
                  1.860%                    02/01/02                                840,000                       838,655
Receivables Capital Corporation
                  2.230%                    01/17/02                                360,000                       359,643
                  2.200%                    01/25/02                                350,000                       349,487
                  1.800%                    02/14/02                                500,000                       498,900
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                6,192,010
-------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailing -- 4.4%
Unilever Capital Corporation
                  2.070%                    01/11/02                                750,000                       749,569
                  1.780%                    02/26/02                                550,000                       548,477
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,298,046
-------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure-- 1.5%
McDonald's Corporation
                  1.750%                    01/18/02                                430,000                       429,645
-------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates-- 4.7%
Minnesota Mining & Manufacturing Company
                  1.720%                    02/27/02                                600,000                       598,366
                  1.740%                    03/22/02                                800,000                       796,907
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,395,273
-------------------------------------------------------------------------------------------------------------------------
Insurance -- 3.0% AIG Funding, Inc.
                  2.000%                    01/04/02                                900,000                       899,850
-------------------------------------------------------------------------------------------------------------------------

Paper & Forest Products-- 3.6%
Kimberly-Clark Corporation
                  1.860%                    01/28/02                                780,000                       778,912
                  1.780%                    02/25/02                                300,000                       299,184
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,078,096
-------------------------------------------------------------------------------------------------------------------------
Personal Products -- 2.4%
Gillette Company
                  1.740%                    04/12/02                                700,000                       696,583
-------------------------------------------------------------------------------------------------------------------------
Transportation Services-- 4.7%
United Parcel Service, Inc.
                  1.770%                    02/20/02                                500,000                       498,771
                  1.770%                    02/21/02                                500,000                       498,746
                  1.760%                    02/25/02                                400,000                       398,924
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,396,441
-------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunications Services-- 1.5%
SBC Communications, Inc.
                  2.020%                    01/30/02                                450,000                       449,268
-------------------------------------------------------------------------------------------------------------------------

Total Commercial Paper -- Domestic
(amortized cost $25,460,898)                                                                                   25,460,898
-------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - FOREIGN -- 4.6% Banks -- 4.6% Toronto Dominion Holdings
                  1.735%                    03/12/02                                660,000                       657,773
                  1.720%                    04/11/02                                700,000                       696,656
-------------------------------------------------------------------------------------------------------------------------

Total Commercial Paper -- Foreign
(amortized cost $1,354,429)                                                                                     1,354,429
-------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES-- 8.3%
Federal Home Loan Mortgage Corporation
                  2.280%                    01/10/02                                850,000                       849,515
                  1.960%                    01/15/02                                850,000                       849,352
Federal National Mortgage Association
                  1.840%                    01/31/02                                760,000                       758,835
-------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Securities
(amortized cost $2,457,702)                                                                                     2,457,702
-------------------------------------------------------------------------------------------------------------------------
Total Investments-- 98.7%
(amortized cost $29,273,029)                                                                                   29,273,029
Other Assets Less Liabilities-- 1.3%                                                380,981
-------------------------------------------------------------------------------------------
Net Assets-- 100.0%                                                                                           $29,654,010
-------------------------------------------------------------------------------------------------------------------------

See notes to financial statements


statements of assets and liabilities
DECEMBER 31, 2001

                                                                                            Growth             Money Market
                                                                                          Portfolio               Portfolio
Assets
Investments, at cost                                                              $     224,634,250         $    29,273,029
                                                                                  -----------------------------------------

Investments, at value                                                             $     244,635,850         $    29,273,029
Cash                                                                              496                       97,884
Receivables:
     Fund shares sold                                                                       291,772                 395,802
     Dividends and interest                                                                 117,489                      --
     Reimbursement from Adviser                                                              72,225                   8,589
Other assets                                                                                  2,467                     374
                                                                                  -----------------------------------------
                                                                                        245,120,299              29,775,678
                                                                                  -----------------------------------------

Liabilities
Payables:
     Fund shares redeemed                                                                   136,352                  91,573
     Advisory fees                                                                          151,558                   8,793
     Custody fees                                                                            12,521                   7,716
     Audit fees                                                                              37,620                   2,805
Other accrued expenses                                                                       46,782                  10,781
                                                                                  -----------------------------------------
                                                                                            384,833                 121,668
                                                                                  -----------------------------------------
Total Net Assets                                                                  $     244,735,466         $    29,654,010
                                                                                  -----------------------------------------

Net Assets Consist of
Paid in capital                                                                   $     245,639,100         $    29,654,010
Undistributed net investment income (loss)                                                       --                      --
Accumulated net realized loss on investments                                           (20,905,234)                      --
Net unrealized appreciation of investments                                               20,001,600                      --
                                                                                  -----------------------------------------
Total Net Assets                                                                  $     244,735,466         $    29,654,010
                                                                                  -----------------------------------------

Shares Outstanding                                                                       13,853,645              29,654,010
                                                                                  -----------------------------------------
Net Asset Value Per Share                                                         $           17.67         $          1.00
                                                                                  -----------------------------------------

See notes to financial statements





statements of operations
for the YEAR ended DECEMBER 31, 2001

                                                                                            Growth             Money Market
                                                                                          Portfolio               Portfolio
Investment Income
Interest income                                                                   $         437,222         $     1,104,018
Dividend income                                                                             646,515                      --
                                                                                  -----------------------------------------
Total Income                                                                              1,083,737               1,104,018
                                                                                  -----------------------------------------

Expenses
Investment Adviser fee                                                                    1,761,862                  96,805
Administration fees                                                                         119,265                  49,997
Custodian fees                                                                               73,529                  57,845
Audit fees                                                                                   39,917                   3,801
Transfer Agent fees                                                                          46,519                  26,611
Printing                                                                                     80,169                   5,766
Directors' fees                                                                               2,268                     606
Legal fees                                                                                       56                      12
Insurance and miscellaneous expenses                                                         12,703                     982
                                                                                  -----------------------------------------
Total expenses before waiver and reimbursement                                            2,136,288                 242,425
Reimbursed expenses and waived fees                                                       (139,503)                (76,683)
                                                                                  -----------------------------------------
Net Expenses                                                                              1,996,785                 165,742
                                                                                  -----------------------------------------

Net Investment Income (Loss)                                                              (913,048)                 938,276
                                                                                  -----------------------------------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments                                                       (20,906,034)                      --
Net change in unrealized appreciation of investments                                   (25,300,755)                      --
                                                                                  -----------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments                                 (46,206,789)                      --
                                                                                  -----------------------------------------

Net Increase (Decrease) In Net Assets
     Resulting From Operations                                                    $    (47,119,837)         $       938,276
                                                                                  -----------------------------------------

See notes to financial statements





growth portfolio - statements of changes in net assets

                                                                                         Year ended              Year ended
                                                                                  December 31, 2001       December 31, 2000
                                                                                  -----------------------------------------
Increase (Decrease) In Net Assets
Operations
     Net investment loss                                                        $         (913,048)       $     (1,639,444)
     Net realized gain (loss) on investments                                           (20,906,034)              33,260,983
     Net change in unrealized depreciation of investments                              (25,300,755)            (61,163,298)
                                                                                -------------------------------------------
     Net decrease in net assets resulting from operations                              (47,119,837)            (29,541,759)

Dividends and Distributions to Shareholders
     Net realized gains                                                                 (3,696,887)            (26,000,047)

Fund Share Transactions (Note 3)                                                         40,632,022              71,806,748
                                                                                -------------------------------------------

Net Increase (Decrease) In Net Assets                                                  (10,184,702)              16,264,942

Net Assets
Beginning of year                                                                       254,920,168             238,655,226
                                                                                -------------------------------------------
End of year                                                                     $       244,735,466       $     254,920,168
                                                                                -------------------------------------------

See notes to financial statements





money market portfolio - statements of changes in net assets

                                                                                         Year ended              Year ended
                                                                                  December 31, 2001       December 31, 2000
                                                                                  -----------------------------------------
Increase In Net Assets
Operations
     Net investment income                                                        $         938,276         $     1,042,977
     Net change in unrealized appreciation of investments                                        --                      --
     Net increase in net assets resulting from operations                                   938,276               1,042,977
                                                                                  -----------------------------------------

Dividends and Distributions to Shareholders
Net investment income                                                                     (938,276)             (1,042,977)
                                                                                  -----------------------------------------

Fund Share Transactions (Note 3)                                                          5,045,236               7,129,971
                                                                                  -----------------------------------------

Net Increase In Net Assets                                                                5,045,236               7,129,971

Net Assets
Beginning of year                                                                        24,608,774              17,478,803
                                                                                  -----------------------------------------
End of year                                                                       $      29,654,010         $    24,608,774
                                                                                  -----------------------------------------

See notes to financial statements


GROWTH PORTFOLIO - FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period are as follows:

                                                                                  Years ended December 31,
                                                                   2001         2000         1999         1998         1997
                                                     ----------------------------------------------------------------------
Net Asset Value
Beginning of period                                              $21.78       $26.61       $19.36       $14.75       $10.93
                                                     ----------------------------------------------------------------------

Operations
Net investment loss                                              (0.07)       (0.14)       (0.09)       (0.01)       (0.05)
Net realized and unrealized gain (loss)                          (3.77)       (2.23)         7.40         6.38         5.13
                                                     ----------------------------------------------------------------------
Total from investment operations                                 (3.84)       (2.37)         7.31         6.37         5.08

Dividends/Distributions to Shareholders
Net realized gains                                               (0.27)       (2.46)       (0.06)       (1.76)       (1.26)
                                                     ----------------------------------------------------------------------

Net Asset Value
End of period                                                    $17.67       $21.78       $26.61       $19.36       $14.75
                                                     ----------------------------------------------------------------------

Total Return                                                   (17.63%)      (9.69%)       37.79%       43.28%       46.50%
                                                     ----------------------------------------------------------------------

Ratios and Supplemental Data
Expenses to average net assets1                                   0.85%        0.85%        0.85%        0.85%        0.85%
Net investment loss to average net assets2                      (0.39%)      (0.60%)      (0.49%)      (0.32%)      (0.39%)
Portfolio turnover rate                                         51.23%       37.76%        28.79%       34.41%       20.54%
Net Assets, end of period (in thousands)                       $244,735     $254,920     $238,655     $107,892      $46,378
                                                     ----------------------------------------------------------------------

1 If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 0.91%, 0.86%, 0.90%, 0.96% and 0.98% for the years ended December 31, 2001, 2000, 1999, 1998 and 1997, respectively.

2 If the Investment Adviser had not waived expenses, the ratio of net investment loss to average net assets would have been (0.45%), (0.61%), (0.55%), (0.44%) and (0.52%) for the years ended December 31, 2001, 2000, 1999, 1998 and 1997, respectively.

See notes to financial statements


money market portfolio - financial highlights

Selected data for a share outstanding throughout each period are as follows:

                                                         Year ended        Year ended       Year ended       Period ended
                                                      December 31, 2001 December 31, 2000December 31, 1999December 31, 1998*
                                                      ----------------------------------------------------------------------
Net Asset Value
Beginning of period                                    $           1.00  $          1.00  $           1.00  $          1.00
                                                       --------------------------------------------------------------------

Operations
Net investment income                                              0.03             0.06              0.05             0.05

Dividends/Distributions to Shareholders
Net investment income                                            (0.03)           (0.06)            (0.05)           (0.05)
                                                       --------------------------------------------------------------------

Net Asset Value
End of period                                          $           1.00  $          1.00  $           1.00  $          1.00
                                                       --------------------------------------------------------------------

Total Return                                                      3.54%           5.91%              4.62%           4.93%a
                                                       --------------------------------------------------------------------

Ratios and Supplemental Data
Expenses to average net assets1                                   0.60%            0.60%             0.60%           0.60%3
Net investment income to average net assets2                      3.39%            5.77%             4.59%           4.81%3
Net Assets, end of period (in thousands)               $         29,654  $        24,609  $         17,479  $         6,803
                                                       --------------------------------------------------------------------


* Portfolio commenced operations on January 2, 1998.

a  Total Return is not annualized for period less than one year.

1 If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 0.88%, 1.16%, 1.39% and 3.03% for the years ended December 31, 2001, 2000, 1999 and 1998, respectively.

2 If the Investment Adviser had not waived expenses, the ratio of net investment income to average net assets would have been 3.12%, 5.21%, 3.79% and 2.38% for the years ended December 31, 2001, 2000, 1999 and 1998, respectively.

3  Annualized

Notes to financial statements
DECEMBER 31, 2001

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Transamerica Variable Insurance Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was established as a Maryland Corporation on June 23, 1995. Two of the Fund's portfolios are the Growth Portfolio and the Money Market Portfolio (collectively refered to as the "Portfolios"). The Growth Portfolio's investment objective is long-term capital growth and the Money Market Portfolio's investment objective is to maximize current income.

The Growth Portfolio, which began operations on November 1, 1996, is the successor to Transamerica Occidental's Separate Account Fund C. The Money Market Portfolio commenced operations on January 2, 1998.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statement in accordance with accounting principles generally accepted in the United States.

(A) Valuation of Securities

Equity securities traded on a national exchange, NASDAQ and over-the-counter securities are valued at the last sale price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures established by the Fund's Board of Directors. Debt securities with a maturity of 60 days or less, and all investments in the Money Market Portfolio are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements

The Portfolios may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when the Portfolios purchase an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. If the seller is unable to make a timely repurchase, the Portfolio's expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral.

(C) Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded daily on an accrual basis. Realized gains and losses on investments are determined using the identified cost method for both financial statement and Federal income tax purposes. The aggregate cost of securities purchased (excluding short-term investments) and proceeds from sales for the Growth Portfolio were $151,704,942 and $114,677,215, respectively, for the year ended December 31, 2001.

(D)  Dividends and Distributions

The Growth Portfolio declares and distributes dividends from net investment income and net realized capital gains, if any, at least annually. The Money Market Portfolio declares dividends daily and pays such dividends monthly. Net realized capital gains, if any, are distributed at least annually. All distributions are paid in shares of the relevant Portfolio at net asset value.



The character of distributions paid to shareholders during 2001 and 2000 were as follows:

                                                                              2001
                                                               Ordinary        Long-Term
                                                                 Income     Capital Gain             Total

Growth Portfolio                                             $1,758,978       $1,937,909        $3,696,887
Money Market Portfolio                                      $   938,276   $           --       $   938,276
                                                     -----------------------------------------------------

                                                                              2000*
                                                               Ordinary        Long-Term
                                                                 Income     Capital Gain             Total

Growth Portfolio                                             $5,263,470      $20,736,577       $26,000,047
Money Market Portfolio                                       $1,042,977 $             --        $1,042,977
                                                     -----------------------------------------------------

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios and timing differences. Permanent items have been reclassified among components of net assets. For the year ended December 31, 2001, the Growth Portfolio reclassified net investment loss of $913,048 and undistributed net realized loss of $801 as a reduction of paid in capital.

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                                             Growth            Money Market
                                                                            Portfolio            Portfolio
                                                                     -----------------------------------------

Undistributed Ordinary Income                                        $              --       $              --
Undistributed Long-Term Capital Gains                                               --                      --
Accumulated Earnings                                                                --                      --
Accumulated Capital and Other Losses*                                      (20,674,754)                     --
Unrealized Appreciation/Depreciation**                                      19,771,120                      --
--------------------------------------------------------------------------------------------------------------
Total Accumulated Earnings/(Deficit)                                 $        (903,634)      $              --
--------------------------------------------------------------------------------------------------------------

* _____ As of December 31, 2001, the Growth Portfolio had a net capital loss carry-forward of $19,768,861, expiring in 2009. To the extent future capital gains are offset by capital loss carry-forwards, such gains will not be distributed. The Growth Portfolio had elected to defer current year post October losses of $905,893 as though the losses were incurred on the first day of the next calendar year.

** ____ Differences between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

(E) Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(F) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Investment Advisory Agreement with Transamerica Investment Management, LLC (the "Adviser" or "TIM"). For its services to the Growth Portfolio, the Adviser receives an annual advisory fee of 0.75% of the average daily net assets of the Portfolio. For its services to the Money Market Portfolio, the Adviser receives an annual advisory fee of 0.35% of the average daily net assets of the Portfolio.

The Adviser has contracted with Transamerica Investment Services, Inc. ("TIS"), a wholly-owned subsidiary of Transamerica Corporation to provide investment research and other information and services to the Portfolios. TIS receives its fee directly from the Adviser, and receives no compensation from the Portfolios.

The Adviser, at its discretion, has agreed to waive its fee and assume any other operating expenses (other than certain extraordinary or non-recurring expenses) of the Growth and Money Market Portfolios which exceed 0.85% and 0.60%, respectively, of the average daily net assets of the Portfolios.

No officer, director, or employee of the Adviser or any of their respective affiliates receives any compensation from the Fund for acting as director or officer of the Fund. Each director of the Fund who is not an "interested person" (as that term is defined in the 1940 Act) receives from the Fund a $500 annual fee, and $250 for each meeting of the Fund's Board attended, and is reimbursed for expenses incurred in connection with such attendance. For the year ended December 31, 2001, the Portfolios expensed aggregate fees of $2,874 to all directors who are not affiliated persons of the Adviser.

As of December 31, 2001, substantially all of the outstanding shares of the Portfolios were held by Transamerica Corporation (or AEGON, whatever the case may be) and its affiliates.

3. CAPITAL STOCK TRANSACTIONS

At December 31, 2001, there were one billion shares of $0.001 par value stock authorized. The tables below summarize the transactions in Fund shares for the periods indicated.

Growth Portfolio                                            Year ended                                 Year ended
Authorized Shares -                                      December 31, 2001                          December 31, 2000
                                            -------------------------------------------------------------------------
100,000,000                                             Shares              Amount             Shares                Amount
---------------------------------------------------------------------------------------------------------------------------
Capital stock sold                                   3,910,811         $72,848,644          2,556,356           $70,255,873
Capital stock issued
     upon reinvestment
     of dividends
     and distributions                                 208,510           3,696,889          1,093,353            25,999,942
Capital stock redeemed                             (1,968,186)        (35,913,511)          (917,103)          (24,449,067)
---------------------------------------------------------------------------------------------------------------------------
Net increase                                         2,151,135         $40,632,022          2,732,606          $71,806,748
---------------------------------------------------------------------------------------------------------------------------

Money Market Portfolio                                      Year ended                                 Year ended
Authorized Shares -                                      December 31, 2001                          December 31, 2000
                                            -------------------------------------------------------------------------
100,000,000                                             Shares              Amount             Shares                Amount
---------------------------------------------------------------------------------------------------------------------------
Capital stock sold                                 232,084,363        $232,084,363        252,935,257          $252,935,257
Capital stock issued
     upon reinvestment
     of dividends and
     distributions                                     938,270             938,270          1,042,913             1,042,913
Capital stock redeemed                           (227,977,397)       (227,977,397)      (246,848,199)         (246,848,199)
---------------------------------------------------------------------------------------------------------------------------
Net increase                                         5,045,236      $    5,045,236          7,129,971        $    7,129,971
---------------------------------------------------------------------------------------------------------------------------

4. SUBSEQUENT EVENT

Effective December 31, 2001, AEGON/Transamerica Fund Advisers, Inc. ("ATFA") replaced TIM as the Investment Adviser and all references to "Adviser" shall be references to ATFA; TIM replaced TIS as Sub-Adviser and all references to "Sub-Adviser" shall be references to TIM. ATFA is a wholly owned indirect subsidiary of AEGON, N.V.



The Directors and officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years.

                                                                                        Number of
                                                                                        Portfolios in Fund    Other
                           Positions and Offices     Principal Occupation               Complex Overseen      Directorships
Name, Age and Address**    with the Fund             During the Past Five Years         by Director           Held by
Director
---------------------------------------------------------------------------------------------------------------------------------
Dr. James H. Garrity (62)  Board of Directors        President of the John Tracy Clinic       3               Transamerica
                                                     and the Tracy Family Hearing Center.                     Income
Shares;
                                                                                                              Transamerica
                                                                                                              Occidental
                                                                                                              Separate
Account B.

Jon C. Strauss (61)        Board of Directors        President of Harvey Mudd College;        3               Transamerica
                                                     Previously Vice President and                            Income
Shares;
                                                     Chief Financial Officer of Howard                        Transamerica
                                                     Hughes Medical Institute and                             Occidental
                                                     President of Worcester Polytechnic                       Separate
Account B.
                                                     Institute.

Gary U. Rolle (59)*        President, Chairman,      President of the Adviser and             3               Transamerica
                           Board of Directors        Sub-Adviser; Director,                                   Income
Shares;
                                                     Transamerica Investors, Inc.                             Transamerica
                                                                                                              Occidental
                                                                                                              Separate
Account B.

Peter J. Sodini (60)       Board of Directors        Associate, Freeman Spogli & Co.          3               Transamerica
                                                     (a private investor);                                    Income
Shares;
                                                     President, Chief Executive Officer                       Transamerica
                                                     and Director, The Pantry, Inc.                           Occidental
                                                     (a supermarket).                                         Separate
Account B.

E. Lake Setzler (34)       Treasurer                 Controller of the Adviser and
                           Assistant Secretary       Sub-Adviser; Chief Accounting Officer,
                                                     Alta Residential Mortgage
                                                     Trust 1998 to 2000;
                                                     Controller, Southern
                                                     Pacific Bank 1996 to 1998.

Regina M. Fink (45)        Secretary                 Counsel for Transamerica Occidental
                                                     Life Insurance Company and prior
                                                     to 1994 Counsel and Vice President
                                                     for Colonial Management Associates, Inc.

Thomas M. Adams (65)       Assistant Secretary       Partner in the law firm of
                                                     Lanning, Adams & Peterson.

* _____ These members of the Board are interested persons as defined by Section 2(a)(19) of the 1940 Act. ** Except as otherwise noted, the mailing address of each Board member and officer is 1150 South Olive, Los Angeles,
      California 90015.

The principal occupations listed above apply for the last five years. In some instances, the occupation listed above is the current position; prior positions with the same company or affiliate are not indicated.

report of independent auditors

To the Shareholders and Board of Directors Transamerica Variable Insurance Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Growth Portfolio and Money Market Portfolio (two of the portfolios constituting the Transamerica Variable Insurance Fund, Inc. (the "Fund")) as of December 31, 2001, and the related statements of operations, changes in net assets, and financial highlights for each of the fiscal periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Transamerica Variable Insurance Fund, Inc., as of December 31, 2001, and the results of their operations, the changes in their net assets, and their financial highlights for each of the fiscal periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/S/ ERNST & YOUNG, LLP

Los Angeles, California
February 1, 2002

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

VIM 605-0202

TRANSAMERICA VARIABLE INSURANCE FUND, INC.

GROWTH PORTFOLIO
SMALL COMPANY PORTFOLIO

ANNUAL REPORT

YEAR ENDED
DECEMBER 31, 2001

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

Directors
Gary U. Rolle
Chairman

Dr. James H. Garrity

Peter J. Sodini

Jon C. Strauss

Officers
Gary U. Rolle
President

E. Lake Setzler
Treasurer and Assistant Secretary

Regina M. Fink
Secretary

Thomas M. Adams
Assistant Secretary

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Independent Auditors
Ernst & Young LLP
725 South Figueroa Street
Los Angeles, California 90017

Investment Adviser
Transamerica Investment Management, LLC
1150 South Olive Street
Los Angeles, CA 90015

This report must be accompanied or preceded by a current fund prospectus.

MANAGER COMMENTS - GROWTH PORTFOLIO
DECEMBER 31, 2001

TRANSAMERICA VIF Growth Portfolio
Portfolio Manager:  Jeffrey S. Van Harte

Fund Performance

As both investors and Americans, we were not sorry to see 2001 come to an end. The Transamerica VIF Growth Portfolio finished the year down -17.63% compared to the S&P's decline of -11.88%. A weak economy compounded by a severe decline in technology spending and the tragic events of September 11 produced very poor returns in the stock market. Growth funds were hit especially hard.

Portfolio Manager Comments
After two straight years of negative stock market returns, one should ask, "What has changed?" It doesn't seem that long ago that the economy was bustling, dot.com companies were going to take over the world, and stock market returns were easy to come by. Much has changed. Dot.com companies, by and large, turned out to be nothing more than an investment banking hoax. Valuations are certainly more reasonable, but are still on the high side of historic ranges as earnings have come down sharply. Finally, significant excess capacity exists in many sectors of the economy as demand has slackened causing deflationary ripples. Sectors like telecommunications, technology, autos, airlines, and energy have been most affected.

What to do? Difficult economic conditions are scary, but they also produce opportunities for companies that know how to take advantage of the environment. We are stressing the following factors as we look forward to a better environment in 2002. First, we want to own companies that possess strong balance sheets and generate excess cash flow or capital. These essential ingredients allow our companies to not only withstand the downturn, but also to make well-timed investments in their business. Second, we want to own companies that are improving their competitive position in the downturn. When the economy recovers, these companies will emerge stronger relative to their competitors and have greater earnings power. Finally, we favor companies whose businesses are growing organically as opposed to acquired growth. Companies that are dependent on the markets to finance acquisitive growth find themselves in a difficult position when the markets are no longer accommodative.

The events of September 11 afforded us the opportunity to make some well-timed investments in high quality companies that declined in price. We initiated new positions in Expeditors International, a fast growing company in transportation logistics, Paychex Corp., a leading payroll processor for small to mid-sized businesses, and finally, Walgreens, the leading retailer in the drugstore industry.

Portfolio Asset Mix
Equities 95.4%
Cash and Cash Equivalents               4.6%

[GRAPHIC OMITTED]


Going Forward
The companies we own possess the above criteria in spades, and we strongly believe that the majority of our businesses will emerge as tougher competitors with enhanced earning power in the economic recovery. All of the businesses outlined above are recognized as leaders in their respective industries.

Thank you for your continued investment in the Transamerica VIF Growth
Portfolio.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN TRANSAMERICA VIF GROWTH PORTFOLIO WITH THE S&P 500 INDEX*

[GRAPHIC OMITTED]


_______ ____ Growth Portfolio ($79,983 at 12/31/01) - - - - - S&P 500 Index
($42,674 at 12/31/01)

Average Annual Total Return
As of December 31, 2001                      One Year        Three Year        Five Year          Ten Year
                                             -------------------------------------------------------------
Growth Portfolio                              -17.63%             0.83%           16.56%            20.29%
----------------------------------------------------------------------------------------------------------
S&P 500 Index                                 -11.88%            -1.03%           10.70%            12.94%
----------------------------------------------------------------------------------------------------------

* Hypothetical illustration of $10,000 invested on December 31, 1989, assuming reinvestment of dividends and capital gains at net asset value through December 31, 2001.

  The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

  The Portfolio is only available through the purchase of variable insurance products. The performance data does not reflect the additional charges associated with such products. Application of these charges would reduce the performance of the Portfolio. Variable products pose investment risks, including loss of capital. Past performance is not predictive of future performance.

  The performance of the Growth Portfolio prior to November 1, 1996, is the performance of its predecessor Transamerica Occidental's Separate Account Fund C recalculated to reflect the current fees and expenses of the Growth Portfolio. If the Investment Adviser had not waived fees, the returns of the Portfolio would have been lower.

  This information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


GROWTH PORTFOLIO - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

                                                                                          Shares or                  Market
                                                                                   Principal Amount                   Value

COMMON STOCKS-- 95.4%
Banks-- 3.8%
Northern Trust Corporation                                                                155,000              $  9,334,100
---------------------------------------------------------------------------------------------------------------------------

Commercial Services & Supplies-- 21.9%
Concord EFS, Inc.a                                                                        300,000                 9,834,000
First Data Corporation                                                                    250,000                19,612,500
Moody's Corporation                                                                       225,000                 8,968,500
Paychex, Inc.                                                                             205,000                 7,144,250
Robert Half International, Inc.a                                                          300,000                 8,010,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 53,569,250
---------------------------------------------------------------------------------------------------------------------------
Communications Equipment-- 3.9%
QUALCOMM, Inc.a                                                                           190,000                 9,595,000
---------------------------------------------------------------------------------------------------------------------------

Diversified Financials-- 10.0%
Charles Schwab Corporation                                                                500,000                 7,735,000
MBNA Corporation                                                                          250,000                 8,800,000
State Street Corporation                                                                  150,000                 7,837,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 24,372,500
---------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunications Services-- 3.8%
Cox Communications, Inc., Class A a                                                       220,000                 9,220,200
---------------------------------------------------------------------------------------------------------------------------

Food & Drug Retailing-- 8.1%
Rite Aid Corporation a                                                                  1,300,000                 6,578,000
Safeway, Inc. a                                                                           210,000                 8,767,500
Walgreen Company                                                                          135,000                 4,544,100
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 19,889,600
---------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure-- 1.7%
Marriott International, Inc., Class A                                                     100,000                 4,065,000
---------------------------------------------------------------------------------------------------------------------------

Internet Software & Services-- 2.6%
VeriSign, Inc. a                                                                          170,000                 6,466,800
---------------------------------------------------------------------------------------------------------------------------

Media-- 14.4%
Clear Channel Communications, Inc. a                                                      165,000                 8,400,150
Comcast Corporation a                                                                     275,000                 9,900,000
Lamar Advertising Company, Class A a                                                      200,000                 8,468,000
Liberty Media Corporation, Series A a                                                     600,000                 8,400,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 35,168,150
---------------------------------------------------------------------------------------------------------------------------
Multiline Retail-- 2.3%
Wal-Mart Stores, Inc.                                                                     100,000                 5,755,000
---------------------------------------------------------------------------------------------------------------------------

Pharmaceuticals-- 2.4%
Pharmacia Corporation                                                                     135,000                 5,757,750
---------------------------------------------------------------------------------------------------------------------------

Semiconductor Equipment & Products-- 5.7%
Applied Materials, Inc. a                                                                 115,000                 4,611,500
Intel Corporation                                                                         300,000                 9,435,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 14,046,500
---------------------------------------------------------------------------------------------------------------------------
Software-- 3.8%
Microsoft Corporation a                                                                   140,000                 9,275,000
---------------------------------------------------------------------------------------------------------------------------

Specialty Retail-- 3.4%
RadioShack Corporation                                                                    275,000                 8,277,500
---------------------------------------------------------------------------------------------------------------------------

Transportation & Logistics-- 7.6%
Expeditors International of Washington, Inc.                                              160,000                 9,112,000
United Parcel Service, Inc.                                                               175,000                 9,537,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 18,649,500
Total Common Stocks
(cost  $213,440,250)                                                                                            233,441,850
---------------------------------------------------------------------------------------------------------------------------

TIME DEPOSIT-- 4.6%
State Street Bank & Trust Company
(cost $11,194,000)  1.250%  01/02/02                                                  $11,194,000                11,194,000
---------------------------------------------------------------------------------------------------------------------------

Total Investments-- 100.0%
(cost  $224,634,250)*                                                                                           244,635,850

Other Assets Less Liabilities-- 0.0%                                                                                 99,616
---------------------------------------------------------------------------------------------------------------------------

Net Assets-- 100.0%                                                                                            $244,735,466
---------------------------------------------------------------------------------------------------------------------------

a Non-income producing security

* Aggregate cost for Federal tax purpose is $224,864,730. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $31,051,525 and $11,280,405, respectively. Net unrealized appreciation for tax purposes is $19,771,120.

See notes to financial statements

MANAGER COMMENTS - SMALL COMPANY PORTFOLIO
DECEMBER 31, 2001

TRANSAMERICA VIF Small Company Portfolio
Portfolio Managers:  Christopher Bonavico & Kenneth F. Broad

Performance
Since inception in May 2001, the Transamerica VIF Small Company Portfolio returned 11.80% versus 0.59% for its benchmark, the Russell 2000 Index.

Portfolio Manager Comments
We seek to invest in secularly growing businesses that are expanding more rapidly than the overall economy. We believe we can best serve our shareholders by finding smaller companies in our research that offer unique value to their customers and therefore can outperform in any economic environment. We have invested in many new companies this year, with an emphasis on companies that currently are generating excess cash flow. The Portfolio is diversified across industries including healthcare, financial services, business services, and consumer.

Top holdings of the Portfolio include Techne Corporation, Investment Technology Group (ITG), and Global Payments Inc. Techne is the global leader in supplying research materials to the pharmaceutical industry. Research spending for drugs consistently grows about 15% per year regardless of the economic climate, and Techne's highly profitable business is expanding accordingly. ITG provides a network for investment managers to transact securities without using a broker. ITG's business is expanding 20% per year as client's interest in anonymity and lower brokerage commissions is attracting volume to ITG's network. Since the company has already spent to build its network, profit margins on new business are a very high 70%. Another new holding is Global Payments, a processor of credit card transactions for merchants in the US and Canada. The company was not well followed by Wall Street when it was spun off from its former parent NDC Corp., providing us the chance to invest early in this profitable business. Global Payment's long term outlook is solid given the strong trend of payments moving from cash and check to debit and credit cards.

Portfolio Asset Mix
         Equities                               84.9%
         Cash and Cash Equivalents              15.1%

[GRAPHIC OMITTED]



Outlook
Though it is still early, we are looking for the combination of company rightsizings, government stimulus, and rate reductions to help alleviate recession forces, and begin a recovery in corporate profits. Inflation remains benign, and the speculation that drove the markets to excessive valuations has been eliminated. These conditions present a favorable environment for high quality businesses with strong fundamentals. We do not try to call markets. We simply invest in companies with strong fundamentals. We believe our focus on high quality companies best positions the Transamerica VIF Small Company Portfolio for value creation.

Thank you for your continued investment in the Transamerica VIF Small Company Portfolio.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN TRANSAMERICA VIF SMALL
 COMPANY PORTFOLIO WITH THE RUSSELL 2000 INDEX*

[GRAPHIC OMITTED]


_______ ____ Small Company Portfolio ($11,180 at 12/31/01) - - - - - Russell
2000 Index ($10,060 at 12/31/01)

Total Return
As of December 31, 2001                       Since Inception*
--------------------------------------------------------------
Small Company Portfolio                                 11.80%
Russell 2000 Index                                       0.59%

* Portfolio commenced operations on May 2, 2001.

  The Russell 2000 Index measures the performance of the 2000 smallest companies (approximately 7%) in the Russell 3000 Index (an index composed of the 3000 largest U.S. companies by market capitalization representing approximately 98% of the U.S. equity market). The Russell 2000 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

  The Portfolio is only available through the purchase of variable insurance products. The performance data does not reflect the additional charges associated with such products. Application of these charges would reduce the performance of the Portfolio. Variable products pose investment risks, including loss of capital. Past performance is not predictive of future performance.

  This information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



SMALL COMPANY PORTFOLIO - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

                                                                                          Shares or                  Market
                                                                                   Principal Amount                   Value
COMMON STOCKS-- 84.9%
Apparel & Textiles-- 4.5%
OshKosh B'Gosh, Inc., Class A                                                               6,000              $    251,640
---------------------------------------------------------------------------------------------------------------------------
Biotechnology-- 4.8%
ImClone Systems, Inc.a                                                                        660                    30,664
Techne Corporation a                                                                        6,500                   239,525
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    270,189
---------------------------------------------------------------------------------------------------------------------------
Business Services-- 9.6%
Global Payments, Inc.                                                                       7,300                   251,120
NetRatings, Inc. a                                                                         11,780                   184,710
On Assignment, Inc. a                                                                       4,400                   101,068
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    536,898
---------------------------------------------------------------------------------------------------------------------------
Chemicals-- 2.5%
Symyx Technologies a                                                                        6,438                   136,743
---------------------------------------------------------------------------------------------------------------------------

Commercial Services & Supplies-- 8.8%
Moody's Corporation                                                                         5,700                   227,202
Resources Connection, Inc. a                                                                2,450                    64,509
Robert Half International, Inc. a                                                           6,710                   179,157
Weight Watchers International, Inc. a                                                         600                    20,292
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    491,160
---------------------------------------------------------------------------------------------------------------------------
Diversified Financials-- 20.5%
BARRA, Inc. a                                                                               6,000                   282,540
BlackRock, Inc. a                                                                           5,800                   241,860
Financial Federal Corporation a                                                             5,690                   177,812
Investment Technology Group, Inc. a                                                         6,500                   253,955
W.P. Stewart & Company                                                                      7,200                   188,640
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,144,807
---------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments-- 6.2%
Gentex Corporation a                                                                        3,850                   102,911
Landauer, Inc.                                                                              7,200                   243,720
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    346,631
---------------------------------------------------------------------------------------------------------------------------
Food Products-- 1.3%
Dreyer's Grand Ice Cream, Inc.                                                              1,800                    69,318
---------------------------------------------------------------------------------------------------------------------------
Internet Software & Services -- 5.3%
Expedia, Inc., Class A a                                                                    5,390                   218,888
VeriSign, Inc. a                                                                            2,000                    76,080
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    294,968
---------------------------------------------------------------------------------------------------------------------------
Media-- 1.4%
Lamar Advertising Company, Class A a                                                        1,850                    78,329
---------------------------------------------------------------------------------------------------------------------------

Oil & Gas-- 2.3%
EOG Resources, Inc.                                                                         3,340                   130,627
---------------------------------------------------------------------------------------------------------------------------

Semiconductor Equipment & Products-- 6.8%
Cymer, Inc. a                                                                               6,600                   176,418
QLogic Corporation a                                                                        3,130                   139,316
TriQuint Semiconductor, Inc. a                                                              5,200                    63,752
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    379,486

Transportation & Logistics-- 10.9%
C.H. Robinson Worldwide, Inc.                                                               8,000               $   231,320
Expeditors International of Washington, Inc.                                                3,940                   224,383
Forward Air Corporation a                                                                   4,440                   150,605
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    606,308

Total Common Stocks
(cost $4,141,043)                                                                                                 4,737,104
---------------------------------------------------------------------------------------------------------------------------

TIME DEPOSIT-- 12.9%
State Street Bank & Trust Company
(cost $720,000)    1.250%    01/02/02                                                  $  720,000                   720,000
---------------------------------------------------------------------------------------------------------------------------

Total Investments-- 97.8%
(cost $4,861,043)*                                                                                                5,457,104

Other Assets Less Liabilities-- 2.2%                                                                                124,346
---------------------------------------------------------------------------------------------------------------------------
Net Assets-- 100.0%                                                                                             $ 5,581,450
---------------------------------------------------------------------------------------------------------------------------

a Non-income producing security
* Aggregate cost for Federal tax purposes is $4,861,043. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $634,855 and $38,794, respectively. Net unrealized appreciation for tax purposes is $596,061.

See notes to financial statements


STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                                                            Growth            Small Company
                                                                                          Portfolio               Portfolio
Assets
Investments, at cost                                                              $     224,634,250         $     4,861,043
                                                                                  -----------------------------------------

Investments, at value                                                             $ 244,635,850             $     5,457,104
Cash                                                                              496                       175
Receivables:
     Fund shares sold                                                                       291,772                 134,086
     Dividends and interest                                                                 117,489                     470
     Reimbursement from Adviser                                                              72,225                   8,051
Other assets                                                                                  2,467                       7
                                                                                  -----------------------------------------
                                                                                        245,120,299               5,599,893
                                                                                  -----------------------------------------

Liabilities
Payables:
     Fund shares redeemed                                                                   136,352                      --
     Securities purchased                                                                        --                   3,384
     Advisory fees                                                                          151,558                   3,443
     Custody fees                                                                            12,521                   4,474
     Audit fees                                                                              37,620                     149
Other accrued expenses                                                                       46,782                   6,993
                                                                                  -----------------------------------------
                                                                                            384,833                  18,443
                                                                                  -----------------------------------------
Total Net Assets                                                                  $     244,735,466         $     5,581,450
                                                                                  -----------------------------------------

Net Assets Consist of
Paid in capital                                                                   $     245,639,100         $     5,013,044
Undistributed net investment income (loss)                                                       --                      --
Accumulated net realized loss on investments                                           (20,905,234)                (27,655)
Net unrealized appreciation of investments                                               20,001,600                 596,061
                                                                                  -----------------------------------------
Total Net Assets                                                                  $     244,735,466         $     5,581,450
                                                                                  -----------------------------------------

Shares Outstanding                                                                       13,853,645                 499,244
                                                                                  -----------------------------------------
Net Asset Value Per Share                                                         $           17.67         $         11.18
                                                                                  -----------------------------------------

See notes to financial statements





STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                                             Growth           Small Company
                                                                                          Portfolio              Portfolio*
                                                                                  -----------------------------------------

Investment Income
Interest income                                                                   $         437,222         $         8,046
Dividend income                                                                             646,515                   1,582
                                                                                  -----------------------------------------
Total Income                                                                              1,083,737                   9,628
                                                                                  -----------------------------------------

Expenses
Investment Adviser fee                                                                    1,761,862                  11,209
Administration fees                                                                         119,265                  33,401
Custodian fees                                                                               73,529                  19,059
Audit fees                                                                                   39,917                     149
Transfer Agent fees                                                                          46,519                  13,489
Printing                                                                                     80,169                     220
Directors' fees                                                                               2,268                      27
Legal fees                                                                                       56                      --
Insurance and miscellaneous expenses                                                         12,703                     116
                                                                                  -----------------------------------------
Total expenses before waiver and reimbursement                                            2,136,288                  77,670
Reimbursed expenses and waived fees                                                       (139,503)                (61,845)
                                                                                  -----------------------------------------
Net Expenses                                                                              1,996,785                  15,825
                                                                                  -----------------------------------------

Net Investment Loss                                                                       (913,048)                 (6,197)
                                                                                  -----------------------------------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments                                                       (20,906,034)                (27,655)
Net change in unrealized appreciation (depreciation) of investments                    (25,300,755)                 596,061
                                                                                  -----------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments                                 (46,206,789)                 568,406
                                                                                  -----------------------------------------

Net Increase (Decrease) In Net Assets
     Resulting From Operations                                                    $    (47,119,837)         $       562,209
                                                                                  -----------------------------------------

* Portfolio commenced operations on May 2, 2001.

See notes to financial statements





SMALL COMPANY PORTFOLIO - STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Year ended              Year ended
                                                                                  December 31, 2001       December 31, 2000
                                                                                  -----------------------------------------
Increase (Decrease) In Net Assets
Operations
     Net investment loss                                                        $         (913,048)       $     (1,639,444)
     Net realized gain (loss) on investments                                           (20,906,034)              33,260,983
     Net change in unrealized depreciation of investments                              (25,300,755)            (61,163,298)
                                                                                -------------------------------------------
     Net decrease in net assets resulting from operations                              (47,119,837)            (29,541,759)

Dividends and Distributions to Shareholders
     Net realized gains                                                                 (3,696,887)            (26,000,047)

Fund Share Transactions (Note 3)                                                         40,632,022              71,806,748
                                                                                -------------------------------------------

Net Increase (Decrease) In Net Assets                                                  (10,184,702)              16,264,942

Net Assets
Beginning of year                                                                       254,920,168             238,655,226
                                                                                -------------------------------------------
End of year                                                                     $       244,735,466       $     254,920,168
                                                                                -------------------------------------------

See notes to financial statements



GROWTH PORTFOLIO - FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period are as follows:

                                                                                  Years ended December 31,
                                                                   2001         2000         1999         1998         1997
                                                     ----------------------------------------------------------------------
Net Asset Value
Beginning of period                                              $21.78       $26.61       $19.36       $14.75       $10.93
                                                     ----------------------------------------------------------------------

Operations
Net investment loss                                              (0.07)       (0.14)       (0.09)       (0.01)       (0.05)
Net realized and unrealized gain (loss)                          (3.77)       (2.23)         7.40         6.38         5.13
                                                     ----------------------------------------------------------------------
Total from investment operations                                 (3.84)       (2.37)         7.31         6.37         5.08

Dividends/Distributions to Shareholders
Net realized gains                                               (0.27)       (2.46)       (0.06)       (1.76)       (1.26)
                                                     ----------------------------------------------------------------------

Net Asset Value
End of period                                                    $17.67       $21.78       $26.61       $19.36       $14.75
                                                     ----------------------------------------------------------------------

Total Return                                                   (17.63%)      (9.69%)       37.79%       43.28%       46.50%
                                                     ----------------------------------------------------------------------

Ratios and Supplemental Data
Expenses to average net assets1                                   0.85%        0.85%        0.85%        0.85%        0.85%
Net investment loss to average net assets2                      (0.39%)      (0.60%)      (0.49%)      (0.32%)      (0.39%)
Portfolio turnover rate                                         51.23%       37.76%        28.79%       34.41%       20.54%
Net Assets, end of period (in thousands)                       $244,735     $254,920     $238,655     $107,892      $46,378
                                                     ----------------------------------------------------------------------

1 If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 0.91%, 0.86%, 0.90%, 0.96% and 0.98% for the years ended December 31, 2001, 2000, 1999, 1998 and 1997, respectively.

2 If the Investment Adviser had not waived expenses, the ratio of net investment loss to average net assets would have been (0.45%), (0.61%), (0.55%), (0.44%) and (0.52%) for the years ended December 31, 2001, 2000, 1999, 1998 and 1997, respectively.

See notes to financial statements


SMALL COMPANY PORTFOLIO - FINANCIAL HIGHLIGHTS

                                                                                                               Period ended
                                                                                                         December 31, 2001*
Net Asset Value
Beginning of period                                                                                         $         10.00
                                                                                                            ---------------

Operations
Net investment loss                                                                                                  (0.01)
Net realized and unrealized gain                                                                                       1.19
                                                                                                            ---------------
Total from investment operations                                                                                       1.18

Dividends/Distributions to Shareholders
Net investment income                                                                                                    --
                                                                                                            ---------------

Net Asset Value
End of period                                                                                               $         11.18
                                                                                                            ---------------

Total Returna                                                                                                        11.80%
                                                                                                            ---------------

Ratios and Supplemental Data
Expenses to average net assets1                                                                                      1.20%3
Net investment income  to average net assets2                                                                        (0.47%)3
Portfolio turnover rate                                                                                               3.96%
Net Assets, end of period (in thousands)                                                                    $         5,581
                                                                                                            ---------------

* Portfolio commenced operations on May 2, 2001.

a Total return is not annualized for periods less than one year.

1 If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 5.89% for the period ended December 31, 2001.

2 If the Investment Adviser had not waived expenses, the ratio of net investment loss to average net assets would have been (5.16%) for the period ended December 31, 2001.

3 Annualized

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Transamerica Variable Insurance Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was established as a Maryland Corporation on June 23, 1995. Two of the Fund's Portfolios are the Growth Portfolio and the Small Company Portfolio (collectively referred to as the "Portfolios"). The Growth Portfolio's investment objective is long-term capital growth and the Small Company Portfolio's investment objective is to maximize long-term growth.

The Growth Portfolio, which began operations on November 1, 1996, is the successor to Transamerica Occidental's Separate Account Fund C. The Small Company Portfolio commenced operations on May 2, 2001.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

(A) Valuation of Securities

Equity securities traded on a national exchange, NASDAQ and over-the-counter securities are valued at the last sale price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures established by the Fund's Board of Directors. Debt securities with a maturity of 60 days or less are valued at amortized cost, which approximate market value.

(B) Repurchase Agreements

The Portfolios may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when the Portfolios purchase an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. If the seller is unable to make a timely repurchase, the Portfolio's expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral.

(C) Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded daily on an accrual basis. Realized gains and losses on investments are determined using the identified cost method for both financial statement and Federal income tax purposes. For the period ended December 31, 2001, the aggregate cost of securities purchased (excluding short-term investments) and proceeds from sales were $151,704,942 and $114,677,215, respectively, for the Growth Portfolio, and $4,238,757 and $70,059, respectively, for the Small Company Portfolio.

(D) Dividends and Distributions

The Portfolios declare and distribute dividends from net investment income and net realized capital gains, if any, at least annually. All distributions are paid in shares of relevant Portfolio at net assets value.

The character of distributions paid to shareholders during 2001 and 2000 were as follows:

                                                                              2001
                                                               Ordinary        Long-Term
                                                                 Income     Capital Gain             Total

Growth Portfolio                                             $1,758,978       $1,937,909        $3,696,887
Small Company Portfolio*                               $              -  $             -  $              -
                                                     -----------------------------------------------------

                                                                              2000
                                                               Ordinary        Long-Term
                                                                 Income     Capital Gain             Total

Growth Portfolio                                             $5,263,470      $20,736,577       $26,000,047
Small Company Portfolio*                               $              -  $             -  $              -
                                                     -----------------------------------------------------

* Portfolio commenced operations on May 2, 2001.

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios and timing differences. Permanent items have been reclassified among components of net assets. For the year ended December 31, 2001, the Growth Portfolio reclassified net investment loss of $913,048 and undistributed net realized loss of $801 as a reduction of paid in capital. For the year ended December 31, 2001, Small Company Portfolio reclassified net investment loss of $6,197 as a reduction of paid in capital.

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                                                  Growth              Small Company
                                                                               Portfolio                  Portfolio

Undistributed Ordinary Income                                          $                --       $               --
Undistributed Long-Term Capital Gains                                                 --                         --
Accumulated Earnings                                                                  --                         --
Accumulated Capital and Other Losses*                                       (20,674,754)                   (27,655)
Unrealized Appreciation/Depreciation**                                        19,771,120                    596,061
                                                                       --------------------------------------------
Total Accumulated Earnings/(Deficit)                                    $      (903,634)             $      568,406
                                                                       --------------------------------------------

* _____ As of December 31, 2001, the Growth Portfolio and the Small Company Portfolio had a net capital loss carry-forward of $19,768,861 and $25,161, respectively, expiring in 2009. To the extent future capital gains are offset by capital loss carry-forwards, such gains will not be distributed. The Growth Portfolio and the Small Company Portfolio had elected to defer current year post October losses of $905,893 and $2,494, respectively, as though the losses were incurred on the first day of the next calendar year.
** ____ Differences between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

(E) Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(F) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Investment Advisory Agreement with Transamerica Investment Management, LLC (the "Adviser" or "TIM"). For its services to the Growth Portfolio, the Adviser receives an annual advisory fee of 0.75% of the average daily net assets of the Portfolio. For its services to the Small Company Portfolio, the Adviser receives an annual advisory fee of 0.85% of the average daily net assets of the Portfolio.

The Adviser has contracted with Transamerica Investment Services, Inc. ("TIS"), a wholly-owned subsidiary of Transamerica Corporation to provide investment research and other information and services to the Portfolios. TIS receives its fee directly from the Adviser, and receives no compensation from the Portfolios.

The Adviser, at its discretion, has agreed to waive its fee and assume any other operating expenses (other than certain extraordinary or non-recurring expenses) of the Growth and Small Company Portfolios which exceed 0.85% and 1.20%, respectively, of the average daily net assets of the Portfolios.

No officer, director, or employee of the Adviser or any of their respective affiliates receives any compensation from the Fund for acting as director or officer of the Fund. Each director of the Fund who is not an "interested person" (as that term is defined in the 1940 Act) receives from the Fund a $500 annual fee, and $250 for each meeting of the Fund's Board attended, and is reimbursed for expenses incurred in connection with such attendance. For the period ended December 31, 2001, the Portfolios expensed aggregate fees of $2,295 to all directors who are not affiliated persons of the Adviser.

As of December 31, 2001, substantially all of the outstanding shares of the Portfolios were held by Transamerica Corporation (or AEGON, whatever the case may be) and its affiliates.

3.   CAPITAL STOCK TRANSACTIONS

At December 31, 2001, there were one billion of $0.001 par value stock authorized. The tables below summarize the transactions in Fund shares for the periods indicated.

Growth Portfolio                                            Year ended                                 Year ended
Authorized Shares -                                      December 31, 2001                          December 31, 2000
                                            -------------------------------------------------------------------------
100,000,000                                             Shares              Amount             Shares                Amount
---------------------------------------------------------------------------------------------------------------------------
Capital stock sold                                   3,910,811         $72,848,644          2,556,356           $70,255,873
Capital stock issued
     upon reinvestment
     of dividends
     and distributions                                 208,510           3,696,889          1,093,353            25,999,942
Capital stock redeemed                             (1,968,186)        (35,913,511)          (917,103)          (24,449,067)
---------------------------------------------------------------------------------------------------------------------------
Net increase                                         2,151,135         $40,632,022          2,732,606          $71,806,748
---------------------------------------------------------------------------------------------------------------------------

Small Company Portfolio                                                                               Period ended
Authorized Shares -                                                                                 December 31, 2001
                                                                                            -------------------------
100,000,000                                                                                    Shares                Amount
---------------------------------------------------------------------------------------------------------------------------
Capital stock sold                                                                            516,467            $5,184,484
Capital stock issued
     upon reinvestment
     of dividends
     and distributions                                                                             --                    --
Capital stock redeemed                                                                       (17,223)             (165,243)
---------------------------------------------------------------------------------------------------------------------------
Net increase                                                                                  499,244            $5,019,241
---------------------------------------------------------------------------------------------------------------------------

* The Portfolio commenced operations on May 2, 2001.


4.   SUBSEQUENT EVENT

Effective December 31, 2001, AEGON/Transamerica Fund Advisers, Inc. ("ATFA") replaced TIM as the Investment Adviser and all references to "Adviser" shall be references to ATFA; TIM replaced TIS as Sub-Adviser and all references to "Sub-Adviser" shall be references to TIM. ATFA is a wholly owned indirect subsidiary of AEGON, N.V.


Directors and officers
December 31, 2001

The Directors and officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years.

                                                                                        Number of
                                                                                        Portfolios in Fund    Other
                           Positions and Offices     Principal Occupation               Complex Overseen      Directorships
Name, Age and Address**    with the Fund             During the Past Five Years         by Director           Held by
----------------------------------------------------------------------------------------------------------------------
Director
Dr. James H. Garrity (62)  Board of Directors        President of the John Tracy Clinic       3               Transamerica
                                                     and the Tracy Family Hearing Center.                     Income
Shares;
                                                                                                              Transamerica
                                                                                                              Occidental
                                                                                                              Separate
Account B.

Jon C. Strauss (61)        Board of Directors        President of Harvey Mudd College;        3               Transamerica
                                                     Previously Vice President and                            Income
Shares;
                                                     Chief Financial Officer of Howard                        Transamerica
                                                     Hughes Medical Institute and                             Occidental
                                                     President of Worcester Polytechnic                       Separate
Account B.
                                                     Institute.

Gary U. Rolle (59)*        President, Chairman,      President of the Adviser and             3               Transamerica
                           Board of Directors        Sub-Adviser; Director,                                   Income
Shares;
                                                     Transamerica Investors, Inc.                             Transamerica
                                                                                                              Occidental
                                                                                                              Separate
Account B.

Peter J. Sodini (60)       Board of Directors        Associate, Freeman Spogli & Co.          3               Transamerica
                                                     (a private investor);                                    Income
Shares;
                                                     President, Chief Executive Officer                       Transamerica
                                                     and Director, The Pantry, Inc.                           Occidental
                                                     (a supermarket).                                         Separate
Account B.

E. Lake Setzler (34)       Treasurer                 Controller of the Adviser and
                           Assistant Secretary       Sub-Adviser; Chief Accounting Officer,
                                                     Alta Residential Mortgage
                                                     Trust 1998 to 2000;
                                                     Controller, Southern
                                                     Pacific Bank 1996 to 1998.

Regina M. Fink (45)        Secretary                 Counsel for Transamerica Occidental
                                                     Life Insurance Company and prior
                                                     to 1994 Counsel and Vice President
                                                     for Colonial Management Associates, Inc.

Thomas M. Adams (65)       Assistant Secretary       Partner in the law firm of
                                                     Lanning, Adams & Peterson.

* _____ These members of the Board are interested persons as defined by Section 2(a)(19) of the 1940 Act. ** Except as otherwise noted, the mailing address of each Board member and officer is 1150 South Olive, Los Angeles,
      California 90015.

The principal occupations listed above apply for the last five years. In some instances, the occupation listed above is the current position; prior positions with the same company or affiliate are not indicated.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors Transamerica Variable Insurance
 Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Growth Portfolio and Small Company Portfolio (two of the portfolios constituting the Transamerica Variable Insurance Fund, Inc. (the "Fund")) as of December 31, 2001, and the related statements of operations, changes in net assets, and financial highlights for each of the fiscal periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Transamerica Variable Insurance Fund, Inc., as of December 31, 2001, and the results of their operations, the changes in their net assets, and their financial highlights for each of the fiscal periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/S/ERNST & YOUNG, LLP

Los Angeles, California
February 1, 2002

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

VIM 608-0202